Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
7.
Property, plant and equipment

A summary of the Company’s property, plant and equipment is as follows:

		As of December 31,
	Estimated Useful Lives in years	2021	2020
Computer and communication equipment	2-5	$26,211	$31,874
Furniture and other equipment	3-5	13,199	13,860
Leasehold improvements	1-10	4,427	6,654
Accumulated depreciation		(28,930)	(33,697)
Property, plant and equipment, net		$14,907	$18,691

Depreciation expense related to property, plant and equipment for the year ended December 31, 2021, 2020 and 2019 was $9,170, $14,415 and $14,354, respectively.